Statements of Changes in Stockholders' Deficit (Equity) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2019		$ 29,288	$ 348,680	$ (1,220,155)	$ (842,187)
Beginning Balance, Shares at Dec. 31, 2019		29,288,163
Stock based compensation	$ 1	$ 6,200	2,908,254		2,914,455
Stock based compensation, in shares	1,000	6,200,000
Extinguishment of derivative liability due to conversion
Net Loss				(3,307,709)	(3,307,709)
Ending Balance at Mar. 31, 2020	$ 1	$ 35,488	3,256,934	(4,527,864)	(1,235,441)
Ending Balance, Shares at Mar. 31, 2020	1,000	35,488,163
Beginning Balance at Dec. 31, 2020	$ 1	$ 40,647	4,379,732	(6,304,636)	(1,884,256)
Beginning Balance, Shares at Dec. 31, 2020	1,000	40,647,329
Stock based compensation		$ 800	181,200		182,000
Stock based compensation, in shares		800,000
Common shares issued for conversion of liabilities		$ 100	9,900		10,000
Common shares issued for conversion of liabilities, in shares		100,000
Common shares issued for settlement of debt and accrued interest		$ 218	97,634		97,852
Common shares issued for settlement of debt and accrued interest, in shares		217,447
Common shares issued for cash		$ 1,700	202,300		204,000
Common shares issued for cash, in shares		1,700,000
Returned common shares and liability extinguishment related to GeoSolar		$ (4,700)	384,550		379,850
Returned common shares and liability extinguishment related to GeoSolar, in shares		(4,700,000)
Extinguishment of derivative liability due to conversion			9,066		9,066
Net Loss				(1,456,644)	(1,456,644)
Ending Balance at Mar. 31, 2021	$ 1	$ 38,765	$ 5,264,382	$ (7,761,280)	$ (2,458,132)
Ending Balance, Shares at Mar. 31, 2021	1,000	38,764,776